Goodwill (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Goodwill [Abstract]
Acquisition cost of Moneytech POS Pty Ltd.	$ 96,191	$ 98,180
Fixed assets received	(53,587)	(54,695)
Liability assumed	25,055	25,572
Acquisition cost assigned to goodwill	$ 67,659	$ 69,057